U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 2-57209
POST-EFFECTIVE AMENDMENT NO. 72
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-2679
POST-EFFECTIVE AMENDMENT NO. 68
DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(520) 806-7600
Agents For Service:
Ryan Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601
It is proposed that this filing will become effective:
X	Immediately upon filing pursuant to paragraph (b)
On , pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
On , pursuant to paragraph (a) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485
On , pursuant to paragraph (a)(2) of Rule 485

Title of Securities being Registered:
Common Stock of:
1. Davis Opportunity Fund
2. Davis Financial Fund
3. Davis Real Estate Fund
4. Davis Appreciation & Income Fund
5. Davis Government Bond Fund
6. Davis Government Money Market Fund

DAVIS SERIES, INC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 10th day of May 2017.
The Registrant hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.
DAVIS SERIES, INC.
*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Kenneth Eich*	Principal Executive Officer	May 10, 2017
Kenneth Eich

/s/ Douglas Haines*	Principal Financial Officer; and Principal Accounting Officer	May 10, 2017
Douglas Haines

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing officers pursuant to powers of attorney. Powers of Attorney incorporated by reference to Post-Effective Amendments No. 65.

DAVIS SERIES, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 10, 2017 by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Marc P. Blum*	Director	May 10, 2017
Marc P. Blum

/s/ Andrew A. Davis*	Director	May 10, 2017
Andrew A. Davis

/s/ Christopher C. Davis*	Director	May 10, 2017
Christopher C. Davis

/s/ John Gates*	Director	May 10, 2017
John Gates

/s/ Thomas S. Gayner*	Director	May 10, 2017
Thomas S. Gayner

/s/ Samuel H. Iapalucci*	Director	May 10, 2017
Samuel H. Iapalucci

/s/ Robert P. Morgenthau*	Director	May 10, 2017
Robert P. Morgenthau

/s/ Marsha Williams*	Director	May 10, 2017
Marsha Williams

* Ryan Charles signs this document on behalf of the Registrant and each of the foregoing directors pursuant to powers of attorney. Powers of Attorney incorporated by reference to Post-Effective Amendments No. 65.

*By:	/s/ Ryan Charles
Ryan Charles
Attorney-in-Fact

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase